RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS (Tables)	12 Months Ended
Mar. 31, 2023
Restructuring, Integration and Acquisition costs [Abstract]
Analysis of restructuring, integration, and acquisition costs

	2023	2022
Integration and acquisition costs	$66.3	$87.8
Impairment of non-financial assets – net	2.3	37.1
Severances and other employee related costs	2.7	6.9
Other costs	2.8	15.1
Impairment reversal of non-financial assets following their repurposing and optimization	(9.8)	—
Total restructuring, integration and acquisition costs	$64.3	$146.9